Income Taxes - Summary of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal	$ (2,872)	$ 6,287	$ 622
State	(11,516)	8,617	(1,510)
Foreign	6,524	4,666	5,013
Total current income tax expense	(7,864)	19,570	4,125
Deferred:
Federal	39,117	44,547	45,593
State	8,239	414	8,212
Foreign	156	1,222	(1,907)
Total deferred income tax expense	47,512	46,183	51,898
Total income tax expense	39,648	65,753	56,023
Southwest Gas Corporation
Current:
Federal	(3,643)	(4,678)	4,109
State	(6,556)	(179)	250
Total current income tax expense	(10,199)	(4,857)	4,359
Deferred:
Federal	36,842	38,561	29,543
State	2,695	2,051	1,071
Total deferred income tax expense	39,537	40,612	30,614
Total income tax expense	$ 29,338	$ 35,755	$ 34,973